ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Tables)	12 Months Ended
Dec. 31, 2014
Allowances for accounts receivable [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2012	2013	2014
Beginning of the year	$1,090,274	$1,821,755	$4,869,942
Allowances made during the year	852,278	3,459,401	5,436,023
Write off	(143,197)	(485,807)	(2,371,420)
Foreign exchange effect	22,400	74,593	(296,111)
Closing balance	$1,821,755	$4,869,942	$7,638,434

Allowances for other receivables [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2012	2013	2014
Beginning of the year	$8,739,314	$8,695,727	$8,904,534
Allowances made during the year	3,412	203,101	234,898
Write off	(47,702)	-	-
Foreign exchange effect	703	5,706	(8,628)
Closing balance	$8,695,727	$8,904,534	$9,130,804

Allowances for advances for purchases of property, plant and equipment [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2012	2013	2014
Beginning of the year	$1,267,565	$1,275,355	$1,306,139
Allowances (reversal) made during the year	(5,125)	(6,640)	12,983
Foreign exchange effect	12,915	37,424	(33,076)
Closing balance	$1,275,355	$1,306,139	$1,286,046

Allowances for advances to suppliers [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2012	2013	2014
Beginning of the year	$4,405,850	$4,424,649	$4,442,627
Allowances made during the year	1,713	2,629	26,263
Foreign exchange effect	17,086	15,349	(9,403)
Closing balance	$4,424,649	$4,442,627	$4,459,487